SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

VP Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 56.2%
SEI Daily Income Trust Short Duration Government Fund, CI Y	46,155	$478
SEI Institutional Managed Trust Conservative Income Fund, CI Y	23,878	239
SEI Institutional Managed Trust Core Fixed Income Fund, CI Y	8,191	95
SEI Institutional Managed Trust Real Return Fund, CI Y	7,939	79

Total Fixed Income Funds (Cost $887) ($ Thousands)		891

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	30,540	318
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	7,174	79
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	9,506	79

Total Multi-Asset Funds (Cost $459) ($ Thousands)		476

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	6,921	79
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	3,577	64

Total Equity Funds (Cost $128) ($ Thousands)		143

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, CI F, 1.800%**	79,589	80

Total Money Market Fund (Cost $80) ($ Thousands)		80

Total Investments in Securities — 100.2% (Cost $1,554) ($ Thousands)		$1,590

Percentages are based on Net Assets of $1,588 ($ Thousands).
**	Rate shown is the 7-day effective yield as of September 30, 2019.

CI — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

VP Defensive Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 478	$ 88	$ (94)	$ (2)	$ 8	$ 478	46,155	$ 7	$ —
SEI Institutional Managed Trust Conservative Income Fund, CI Y	239	46	(46)	—	—	239	23,878	4	—
SEI Institutional Managed Trust Core Fixed Income Fund, CI Y	96	17	(24)	—	6	95	8,191	2	—
SEI Institutional Managed Trust Real Return Fund, CI Y	79	14	(16)	—	2	79	7,939	1	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	318	55	(70)	—	15	318	30,540	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	79	16	(22)	—	6	79	7,174	2	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	79	14	(16)	(1)	3	79	9,506	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	78	15	(26)	(2)	14	79	6,921	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	63	13	(22)	(1)	11	64	3,577	1	—
SEI Daily Income Trust Government Fund, CI F	80	15	(15)	—	—	80	79,589	1	—

Totals	$ 1,589	$ 293	$ (351)	$ (6)	$ 65	$ 1,590	223,470	$ 18	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

VP Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 51.1%
SEI Daily Income Trust Short Duration Government Fund, CI Y	180,000	$1,863
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	53,134	497
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	37,469	372
SEI Institutional Managed Trust Conservative Income Fund, CI Y	124,200	1,242
SEI Institutional Managed Trust Core Fixed Income Fund, CI Y	127,814	1,490
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	53,922	372
SEI Institutional Managed Trust Real Return Fund, Cl Y	49,678	497

Total Fixed Income Funds (Cost $6,229) ($ Thousands)		6,333

Multi-Asset Funds — 31.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	34,815	373
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	202,821	2,111
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	67,318	745
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	74,696	619

Total Multi-Asset Funds (Cost $3,686) ($ Thousands)		3,848

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	118,907	1,366
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	48,873	870

Total Equity Funds (Cost $2,050) ($ Thousands)		2,236

Total Investments in Securities — 100.2% (Cost $11,965) ($ Thousands)		$12,417

Percentages are based on Net Assets of $12,392 ($ Thousands).

CI — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

VP Conservative Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 1,887	$ 262	$ (314)	$ (7)	$ 35	$ 1,863	180,000	$ 30	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	503	70	(79)	—	3	497	53,134	10	—
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	628	68	(373)	(5)	54	372	37,469	11	—
SEI Institutional Managed Trust Conservative Income Fund, CI Y	1,258	178	(194)	—	—	1,242	124,200	24	—
SEI Institutional Managed Trust Core Fixed Income Fund, CI Y	1,513	210	(333)	(5)	105	1,490	127,814	36	—
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	125	270	(31)	—	8	372	53,922	7	—
SEI Institutional Managed Trust Real Return Fund, CI Y	503	66	(82)	(1)	11	497	49,678	7	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	378	28	(100)	(2)	69	373	34,815	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	2,136	213	(352)	1	113	2,111	202,821	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	755	87	(158)	2	59	745	67,318	24	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	627	72	(104)	(6)	30	619	74,696	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	1,383	108	(337)	(13)	225	1,366	118,907	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	878	111	(261)	(2)	144	870	48,873	9	—

Totals	$ 12,574	$ 1,743	$ (2,718)	$ (38)	$ 856	$ 12,417	1,173,647	$ 158	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

VP Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 36.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	86,114	$892
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	35,747	334
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	33,693	334
SEI Institutional Managed Trust Core Fixed Income Fund, CI Y	152,879	1,783
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	48,369	334
SEI Institutional Managed Trust Real Return Fund, CI Y	33,423	334

Total Fixed Income Funds (Cost $3,898) ($ Thousands)		4,011

Multi-Asset Funds — 35.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	156,183	1,671
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	107,022	1,114
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	50,321	557
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	67,187	557

Total Multi-Asset Funds (Cost $3,620) ($ Thousands)		3,899

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	145,444	1,671
SEI Institutional Managed Trust Large Cap Fund, CI Y	31,946	446
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	62,625	1,114

Total Equity Funds (Cost $2,977) ($ Thousands)		3,231

Total Investments in Securities — 100.2% (Cost $10,495) ($ Thousands)		$11,141

Percentages are based on Net Assets of $11,119 ($ Thousands).

CI — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

VP Moderate Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 908	$ 77	$ (106)	$ (2)	$ 15	$ 892	86,114	$ 15	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	340	33	(41)	—	2	334	35,747	7	—
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	680	41	(440)	(5)	58	334	33,693	13	—
SEI Institutional Managed Trust Core Fixed Income Fund, CI Y	1,817	141	(297)	(2)	124	1,783	152,879	44	—
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	—	340	(6)	—	—	334	48,369	1
SEI Institutional Managed Trust Real Return Fund, CI Y	340	26	(39)	—	7	334	33,423	5	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	1,700	20	(358)	7	302	1,671	156,183	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	1,133	66	(147)	3	59	1,114	107,022	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	566	42	(97)	3	43	557	50,321	18	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	560	39	(63)	(2)	23	557	67,187	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	1,700	57	(349)	(10)	273	1,671	145,444	—	—
SEI Institutional Managed Trust Large Cap Fund, CI Y	—	524	(87)	1	8	446	31,946	2	—
SEI Institutional Managed Trust Large Cap Value Fund, CI Y	455	3	(516)	(24)	82	—	—	3	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	1,133	64	(269)	(2)	188	1,114	62,625	12	—

Totals	$ 11,332	$ 1,473	$ (2,815)	$ (33)	$ 1,184	$ 11,141	1,010,953	$ 120	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

VP Market Plus Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

Equity Funds — 62.9%
SEI Institutional International Trust Emerging Markets Equity Fund, CI Y	25,298	$284
SEI Institutional International Trust International Equity Fund, CI Y	80,529	860
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, CI Y	24,803	329
SEI Institutional Managed Trust Large Cap Fund, CI Y	61,739	861
SEI Institutional Managed Trust Small Cap Fund, CI Y	21,683	242

Total Equity Funds (Cost $2,158) ($ Thousands)		2,576

Multi-Asset Funds — 20.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	77,406	828

Total Multi-Asset Funds (Cost $727) ($ Thousands)		828

Fixed Income Funds — 17.2%
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	24,887	247
SEI Institutional Managed Trust Core Fixed Income Fund, CI Y	17,835	208
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	35,885	248

Total Fixed Income Funds (Cost $662) ($ Thousands)		703

Total Investments in Securities — 100.3% (Cost $3,547) ($ Thousands)		$4,107

Percentages are based on Net Assets of $4,096 ($ Thousands).

CI — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

VP Market Plus Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, CI Y	$ 411	$ 29	$ (183)	$ (7)	$ 34	$ 284	25,298	$ —	$ —
SEI Institutional International Trust International Equity Fund, CI Y	1,231	84	(597)	(11)	153	860	80,529	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, CI Y	476	25	(247)	29	46	329	24,803	—	—
SEI Institutional Managed Trust Large Cap Fund, CI Y	1,255	72	(659)	(12)	205	861	61,739	8	—
SEI Institutional Managed Trust Small Cap Fund, CI Y	361	24	(194)	(25)	76	242	21,683	1	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	1,169	114	(644)	(2)	191	828	77,406	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	347	52	(176)	(1)	25	247	24,887	6	—
SEI Institutional Managed Trust Core Fixed Income, CI Y	290	60	(159)	(4)	21	208	17,835	6	—
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	346	62	(181)	(6)	27	248	35,885	14	—

Totals	$ 5,886	$ 522	$ (3,040)	$ (39)	$ 778	$ 4,107	370,065	$ 35	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

VP Balanced Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 35.2%
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	43,910	$436
SEI Institutional Managed Trust Core Fixed Income Fund, CI Y	187,397	2,185
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	63,143	436

Total Fixed Income Funds (Cost $2,915) ($ Thousands)		3,057

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	162,588	1,740
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	39,381	436
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	83,597	693

Total Multi-Asset Funds (Cost $2,671) ($ Thousands)		2,869

Equity Funds — 32.0%
SEI Institutional International Trust Emerging Markets Equity Fund, CI Y	23,239	260
SEI Institutional International Trust International Equity Fund, CI Y	81,717	873
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, CI Y	32,812	435
SEI Institutional Managed Trust Large Cap Fund, CI Y	68,524	956
SEI Institutional Managed Trust Small Cap Fund, CI Y	23,117	258

Total Equity Funds (Cost $2,385) ($ Thousands)		2,782

Total Investments in Securities — 100.2% (Cost $7,971) ($ Thousands)		$8,708

Percentages	are based on Net Assets of $8,688 ($ Thousands).

CI — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

VP Balanced Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	$ 529	$ 25	$ (157)	$ (3)	$ 42	$ 436	43,910	$ 9	$ —
SEI Institutional Managed Trust Core Fixed Income Fund, CI Y	2,655	222	(854)	(11)	173	2,185	187,397	60	—
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	527	46	(169)	(6)	38	436	63,143	22	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	2,123	37	(782)	(4)	366	1,740	162,588	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	530	32	(167)	2	39	436	39,381	15	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	841	53	(232)	(15)	46	693	83,597	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, CI Y	320	44	(130)	(3)	29	260	23,239	—	—
SEI Institutional International Trust International Equity Fund, CI Y	1,065	85	(405)	(12)	140	873	81,717	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, CI Y	533	42	(230)	19	71	435	32,812	—	—
SEI Institutional Managed Trust Large Cap Fund, CI Y	1,176	98	(511)	(26)	219	956	68,524	8	—
SEI Institutional Managed Trust Small Cap Fund, CI Y	321	37	(147)	(19)	66	258	23,117	1	—

Totals	$ 10,620	$ 721	$ (3,784)	$ (78)	$ 1,229	$ 8,708	809,425	$ 115	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

VP Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 44.5%
SEI Institutional International Trust Emerging Markets Equity Fund, CI Y	52,738	$591
SEI Institutional International Trust International Equity Fund, CI Y	208,215	2,224
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, CI Y	66,706	884
SEI Institutional Managed Trust Large Cap Fund, CI Y	169,503	2,365
SEI Institutional Managed Trust Small Cap Fund, CI Y	39,191	437

Total Equity Funds (Cost $5,689) ($ Thousands)		6,501

Multi-Asset Funds — 31.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	272,788	2,919
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	52,439	580
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	139,050	1,153

Total Multi-Asset Funds (Cost $4,380) ($ Thousands)		4,652

Fixed Income Funds — 23.8%
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	72,918	723
SEI Institutional Managed Trust Core Fixed Income Fund, CI Y	173,161	2,019
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	105,288	728

Total Fixed Income Funds (Cost $3,342) ($ Thousands)		3,470

Total Investments in Securities — 100.2% (Cost $13,411) ($ Thousands)		$14,623

Percentages are based on Net Assets of $14,594 ($ Thousands).

CI — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

VP Market Growth Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, CI Y	$ 575	$ 44	$ (72)	$ (7)	$ 51	$ 591	52,738	$ —	$ —
SEI Institutional International Trust International Equity Fund, CI Y	2,162	95	(294)	(31)	292	2,224	208,215	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, CI Y	861	38	(164)	10	139	884	66,706	—	—
SEI Institutional Managed Trust Large Cap Fund, CI Y	2,294	119	(432)	(33)	417	2,365	169,503	18	—
SEI Institutional Managed Trust Small Cap Fund, CI Y	432	33	(90)	(13)	75	437	39,191	1	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	2,862	60	(520)	(15)	532	2,919	272,788	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	571	41	(78)	1	45	580	52,439	18	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	1,136	78	(104)	(9)	52	1,153	139,050	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	714	62	(110)	(2)	59	723	72,918	13	—
SEI Institutional Managed Trust Core Fixed Income Fund, CI Y (A)	2,002	200	(318)	(4)	139	2,019	173,161	49	—
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	717	57	(89)	(5)	48	728	105,288	32	—

Totals	$ 14,326	$ 827	$ (2,271)	$ (108)	$ 1,849	$ 14,623	1,351,997	$ 131	$—

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / September 30, 2019